Financial Risk Management (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 68,929,235	$ 57,720,771
Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	48,281,581	43,200,920
Liquidity Risk [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,163,904	1,737,137
Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	43,502,288	41,402,708
Liquidity Risk [Member] | Leases liabilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,499,098
Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	116,291	38,526
Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		22,549
Liquidity Risk [Member] | Less than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	17,219,236	4,727,939
Liquidity Risk [Member] | Less than 1 year [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,998,352	1,458,760
Liquidity Risk [Member] | Less than 1 year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	14,086,808	3,234,603
Liquidity Risk [Member] | Less than 1 year [Member] | Leases liabilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	52,536
Liquidity Risk [Member] | Less than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	81,540	18,797
Liquidity Risk [Member] | Less than 1 year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		15,779
Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,281,425	11,567,220
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	85,462	73,348
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,118,449	11,476,345
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Leases liabilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	49,190
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	28,324	11,993
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5,534
Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	27,319,559	2,575,986
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	69,386	3,129
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	27,192,442	2,565,294
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Leases liabilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	51,304
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,427	6,327
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		1,236
Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	129,479	2,403,082
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	10,529
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	64,633	2,401,673
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Leases liabilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	54,317
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		1,409
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | More than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,331,882	21,926,693
Liquidity Risk [Member] | More than 4 years [Member] | Trade and Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	175	201,900
Liquidity Risk [Member] | More than 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	39,956	21,724,793
Liquidity Risk [Member] | More than 4 years [Member] | Leases liabilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,291,751
Liquidity Risk [Member] | More than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | More than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total